Annual Total Returns - Allspring U.S. Equity Funds - Classes A , R6 and Institutional - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Emerging Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	9.25%	18.82%	4.17%	(34.69%)	7.39%	58.26%	24.93%	0.93%	25.69%	7.26%
Large Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	16.36%	13.01%	14.95%	(6.59%)	22.15%	4.53%	35.63%	(12.69%)	19.03%	14.94%
Small Company Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	8.20%	7.70%	17.70%	(24.54%)	15.19%	28.32%	26.00%	(3.99%)	20.18%	7.30%
Small Company Value Fund
Prospectus [Line Items]
Annual Return [Percent]	1.77%	8.23%	15.19%	(12.14%)	36.84%	2.00%	22.19%	(14.18%)	11.58%	27.19%